Analysis of Group statement of financial position by segment (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets
Goodwill		£ 510
Deferred acquisition costs and other intangible assets		12,659
Reinsurers' share of insurance contract liabilities		10,151
Other assets		7,261
Investment properties		11
Investment in joint ventures and associates accounted for using the equity method		1,030
Financial investments		299,529
Assets held for distribution	[1]	218,324
Cash and cash equivalents		5,208		£ 5,030
Total assets		554,683
Total equity		19,695	£ 17,267	15,890	£ 16,094
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		285,168
Unallocated surplus of with-profits funds		2,944
Core structural borrowings of shareholder-financed businesses		7,441
Operational borrowings attributable to shareholder-financed businesses	[2]	1,664
Borrowings attributable to with-profits businesses	[2]	238
Other liabilities		26,146
Liabilities held for distribution	[1]	211,387
Total liabilities		534,988
Total equity and liabilities		554,683
Total continuing operations
Assets
Goodwill		510
Deferred acquisition costs and other intangible assets		12,659
Reinsurers' share of insurance contract liabilities		10,151
Other assets		10,752
Investment properties		11
Investment in joint ventures and associates accounted for using the equity method		1,030
Financial investments		299,529
Cash and cash equivalents		5,208
Total assets		339,850
Total equity		11,415
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		286,276
Unallocated surplus of with-profits funds		3,034
Core structural borrowings of shareholder-financed businesses		7,441
Operational borrowings attributable to shareholder-financed businesses		1,664
Borrowings attributable to with-profits businesses		238
Other liabilities		29,782
Total liabilities		328,435
Total equity and liabilities		339,850
Unallocated to a segment (central or other operations)
Assets
Deferred acquisition costs and other intangible assets		45
Reinsurers' share of insurance contract liabilities		3
Other assets		2,525
Financial investments		2,155
Cash and cash equivalents		1,802
Total assets		6,530
Total equity		(2,993)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		47	39	37	32
Core structural borrowings of shareholder-financed businesses		7,245
Operational borrowings attributable to shareholder-financed businesses		727
Other liabilities		1,504
Total liabilities		9,523
Total equity and liabilities		6,530
Asia | Operating segments
Assets
Goodwill		510	498
Deferred acquisition costs and other intangible assets		3,624	2,937
Reinsurers' share of insurance contract liabilities		3,621	2,777
Other assets		4,319	3,916
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		1,030	991
Financial investments		93,476	80,886
Cash and cash equivalents		2,222	2,189
Total assets		108,807	94,199
Total equity		7,656	6,428
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		84,077	73,216
Unallocated surplus of with-profits funds		3,034	2,511
Operational borrowings attributable to shareholder-financed businesses		137	61
Borrowings attributable to with-profits businesses		238	19
Other liabilities		13,665	11,964
Total liabilities		101,151	87,771
Total equity and liabilities		108,807	94,199
US | Operating segments
Assets
Deferred acquisition costs and other intangible assets		8,990	8,747
Reinsurers' share of insurance contract liabilities		6,527	6,662
Other assets		3,908	3,588
Investment properties		6	6
Financial investments		203,898	182,910
Cash and cash equivalents		1,184	3,005
Total assets		224,513	204,918
Total equity		6,752	5,624
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		202,152	185,600
Core structural borrowings of shareholder-financed businesses		196	196
Operational borrowings attributable to shareholder-financed businesses		800	328
Other liabilities		14,613	13,170
Total liabilities		217,761	199,294
Total equity and liabilities		224,513	204,918
Continuing and discontinued operations
Assets
Goodwill			1,857		1,482
Deferred acquisition costs and other intangible assets			11,923
Reinsurers' share of insurance contract liabilities			11,144
Other assets			11,459
Investment properties			17,925
Investment in joint ventures and associates accounted for using the equity method			1,733
Financial investments			429,901
Assets held for sale			10,578
Cash and cash equivalents			12,125
Total assets			508,645
Total equity			17,267
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)			409,301
Unallocated surplus of with-profits funds			15,845
Core structural borrowings of shareholder-financed businesses			7,664
Operational borrowings attributable to shareholder-financed businesses	[2]		998
Borrowings attributable to with-profits businesses	[2]		3,940
Other liabilities			43,062
Liabilities held for sale			10,568
Total liabilities			491,378
Total equity and liabilities			508,645
Continuing and discontinued operations | Elimination of intra-group amounts
Assets
Other assets		(3,491)
Assets held for distribution		(2,802)
Total assets		(6,293)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		(1,108)
Unallocated surplus of with-profits funds		(90)
Other liabilities		(3,636)
Liabilities held for distribution		(1,459)
Total liabilities		(6,293)
Total equity and liabilities		(6,293)
UK & Europe Operations (M&G Prudential)
Assets
Goodwill		1,355	1,359
Deferred acquisition costs and other intangible assets		174	195
Reinsurers' share of insurance contract liabilities		2,690	2,812
Investment properties		18,634	17,914
Investment in joint ventures and associates accounted for using the equity method		605	742
Assets held for sale		10,170	10,578
Cash and cash equivalents		4,624	4,749
Total assets		221,126	209,201
Total equity		8,280	8,700
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		159,604	151,555	154,655	167,589
Unallocated surplus of with-profits funds		15,116	13,334	£ 13,517	£ 13,477
Operational borrowings attributable to shareholder-financed businesses		456	106
Borrowings attributable to with-profits businesses		3,580	3,921
Liabilities held for sale		10,164	10,568
Total liabilities		212,846	200,501
Total equity and liabilities		221,126	£ 209,201
UK & Europe Operations (M&G Prudential) | Operating segments
Assets
Assets held for distribution		221,126
Total assets		221,126
Total equity		8,280
Liabilities
Liabilities held for distribution		212,846
Total liabilities		212,846
Total equity and liabilities		£ 221,126

[1]	Assets and liabilities held for distribution relate to the Group’s UK and Europe operations, which have been classified as discontinued operations at 30 June 2019 and are presented above after the elimination of intra-Group balances with the continuing operations (see note C1). A line-by-line analysis of assets and liabilities for the discontinued UK and Europe operations before elimination of such intra-Group balances, is included in note D2.2. The 2018 comparative results for the assets and liabilities at 31 December 2018 are as published and not re-presented on a basis consistent with half year 2019 (as described in note A2).
[2]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.